Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 13, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Number of shares authorised (in shares)		133,333,200		133,333,200
Number of shares issued and fully paid (in shares)		101,739,217		101,739,217
Par value per share (usd per share)		$ 1.50		$ 1.50				$ 1.50
Share capital		$ 153		$ 153
Share premium		476		478
Share capital and premium		628	[1]	630
Share capital, increase								$ 300
Number of shares authorised, increase								200,000,000
Disclosure of reserves within equity [line items]
Other equity reserves		(562)
Share based compensation		19	[2]	24	[2]	$ 30
Issuance of shares		1		1		1	[2]
Remeasurements of post-employment benefit obligations		1	[3]	(2)		0
Cash flow hedge reserve movement		18	[3]	(1)		(16)
Currency translation movement		(52)	[3]	(19)		(4)
Effect of restructuring in Tanzania	[4]					0
Other equity reserves		(594)	[1]	(562)
Legal reserve
Disclosure of reserves within equity [line items]
Other equity reserves		16		16		16
Other equity reserves		16		16		16
Equity settled transaction reserve
Disclosure of reserves within equity [line items]
Other equity reserves		50		52		47
Share based compensation		18		24		29
Issuance of shares		(25)		(26)		(25)
Other equity reserves		43		50		52
Hedge reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(19)		(18)		(1)
Cash flow hedge reserve movement		14		(1)		(16)
Other equity reserves		(3)		(19)		(18)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(605)		(593)		(599)
Currency translation movement		(41)		(12)		(2)
Effect of restructuring in Tanzania						9
Other equity reserves		(646)		(605)		(593)
Pension obligation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(4)		(2)		(3)
Remeasurements of post-employment benefit obligations		1		(2)		0
Other equity reserves		(3)		(4)		(2)
Other reserves
Disclosure of reserves within equity [line items]
Other equity reserves		(562)		(544)		(538)
Share based compensation	[5]	18	[2]	24	[2]	29
Issuance of shares	[5]	(25)		(26)		(25)	[2]
Remeasurements of post-employment benefit obligations		1		(2)		0
Cash flow hedge reserve movement		14		(1)		(16)
Currency translation movement		(41)		(12)		(2)
Effect of restructuring in Tanzania	[4],[5]					9
Other equity reserves		$ (594)		$ (562)		$ (544)

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Share-based compensation – see note C.1.
[3]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[4]	Effect of the restructuring in Tanzania A.1.2.
[5]	Other reserves – see note C.1.